FINANCIAL INSTRUMENTS (Schedule of financial assets and liabilities measured at fair value on a recurring basis) (Details) $ in Thousands, kr in Millions	Jun. 30, 2023 USD ($)	Jun. 30, 2023 NOK (kr)	Dec. 31, 2022 USD ($)	May 31, 2018 USD ($)
Assets:
Equity securities	$ 5,866		$ 7,283
Total derivative instruments - short-term assets	1,355		1,936
Total derivative instruments - long-term assets	$ 23,717		26,716
NOK700 million senior unsecured floating rate bonds due 2023
Liabilities:
Principal debt amount | kr		kr 700
NOK700 million senior unsecured floating rate bonds due 2024
Liabilities:
Principal debt amount | kr		700
NOK600 million senior unsecured floating rate bonds due 2025
Liabilities:
Principal debt amount | kr		kr 600
4.875% senior unsecured convertible bonds due 2023
Liabilities:
Senior unsecured convertible notes interest rate (in percentage)	4.875%	4.875%
7.25% senior unsecured sustainability-linked bonds due 2026
Liabilities:
Senior unsecured convertible notes interest rate (in percentage)	7.25%	7.25%
4.875% senior unsecured convertible bonds due 2023
Liabilities:
Principal debt amount	$ 53,000			$ 164,000
Senior unsecured convertible notes interest rate (in percentage)	4.875%	4.875%		4.875%
Fair value | Fair value, measurements, recurring
Assets:
Equity securities	$ 5,866		7,283
Total derivative instruments - short-term assets	1,355		1,936
Total derivative instruments - long-term assets	23,717		26,716
Total assets	30,938
Liabilities:
NOK700 million senior unsecured floating rate bonds due 2023	38,123
NOK700 million senior unsecured floating rate bonds due 2024	65,585
NOK600 million senior unsecured floating rate bonds due 2025	56,020
Interest rate/currency swap contracts, short-term payables	25,230
Interest rate/currency swap contracts, long-term payables	12,416		14,357
Total liabilities	491,629
Fair value | Fair value, measurements, recurring | NOK700 million senior unsecured floating rate bonds due 2023
Liabilities:
Long-term debt	38,123		71,421
Fair value | Fair value, measurements, recurring | NOK700 million senior unsecured floating rate bonds due 2024
Liabilities:
Long-term debt	65,585		70,734
Fair value | Fair value, measurements, recurring | NOK600 million senior unsecured floating rate bonds due 2025
Liabilities:
Long-term debt	56,020		60,348
Fair value | Fair value, measurements, recurring | 4.875% senior unsecured convertible bonds due 2023
Liabilities:
Long-term debt	0		137,211
Fair value | Fair value, measurements, recurring | 7.25% senior unsecured sustainability-linked bonds due 2026
Liabilities:
Long-term debt	144,255		$ 144,188
Fair value | Fair value, measurements, recurring | 7.25% senior unsecured sustainability-linked bonds due 2026
Liabilities:
Long-term debt	144,255
Fair value | Fair value, measurements, recurring | 8.875% senior unsecured sustainability-linked bonds due 2027
Liabilities:
Long-term debt	150,000
Fair value | Fair value, measurements, recurring | Quoted Prices in Active Markets for identical Assets/Liabilities (Level 1)
Assets:
Equity securities	5,866
Total assets	5,866
Liabilities:
NOK700 million senior unsecured floating rate bonds due 2023	38,123
NOK700 million senior unsecured floating rate bonds due 2024	65,585
NOK600 million senior unsecured floating rate bonds due 2025	56,020
Total liabilities	453,983
Fair value | Fair value, measurements, recurring | Quoted Prices in Active Markets for identical Assets/Liabilities (Level 1) | 7.25% senior unsecured sustainability-linked bonds due 2026
Liabilities:
Long-term debt	144,255
Fair value | Fair value, measurements, recurring | Quoted Prices in Active Markets for identical Assets/Liabilities (Level 1) | 8.875% senior unsecured sustainability-linked bonds due 2027
Liabilities:
Long-term debt	150,000
Fair value | Fair value, measurements, recurring | Significant Other Observable Inputs (Level 2)
Assets:
Total derivative instruments - short-term assets	1,355
Total derivative instruments - long-term assets	23,717
Total assets	25,072
Liabilities:
Interest rate/currency swap contracts, short-term payables	25,230
Interest rate/currency swap contracts, long-term payables	12,416
Total liabilities	37,646
Fair value | Fair value, measurements, recurring | Significant Unobservable Inputs (Level 3)
Assets:
Total assets	0
Liabilities:
Total liabilities	$ 0